John Hancock GA Mortgage Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 93.3%				$1,709,992,504
(Cost $2,034,695,003)
11 West Partners LLC	3.770	05-01-32	9,600,000	8,056,992
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,485,229	3,623,572
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	3,724,385
1419 Potrero LLC	3.660	09-01-30	5,462,828	4,469,074
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,306,833	3,466,914
1635 Divisadero Medical Building LLC	3.950	06-01-30	4,550,561	4,194,607
1635 Divisadero Medical Building LLC	6.000	06-01-30	9,048,017	9,246,929
192 Investors LLC	3.750	08-01-29	16,660,826	15,027,932
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	8,376,142
5021 St. LLC	4.390	09-01-40	31,851,953	27,806,245
655 Kelton LLC	2.270	04-01-31	4,899,410	3,935,304
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,222,488	3,073,874
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,339,214
8421 Lyndale Avenue South LLC	2.580	11-01-28	5,044,171	4,260,917
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	9,377,324
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	15,555,660
Accord/Pac Members LLC	3.500	09-01-40	8,016,715	6,308,121
Aman, Inc.	5.170	12-01-29	22,000,000	20,830,964
American Fork OW LLC	2.900	02-10-36	5,432,304	3,992,472
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	14,492,433
Americana on the River LLC	2.970	05-01-36	5,320,305	4,021,778
Arboretum LLC	2.800	01-01-29	5,900,000	4,998,805
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,745,890
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,208,685
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	8,867,190
Aventura at Mid Rivers LLC	2.390	02-01-31	4,414,350	3,550,135
Aventura at Richmond LLC	2.210	01-01-31	3,835,313	3,066,283
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,393,669	2,599,014
Bandicoot LLC	2.950	06-01-30	15,000,000	12,502,755
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	8,370,460
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	16,521,939
Berkshire Apartments LLC	2.660	03-01-46	5,748,459	4,209,775
Beverly West Square Associates LP	5.560	12-01-30	6,996,773	7,054,231
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	5,587,981
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	4,987,328
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,178,918
Burroughs LPM LP	2.980	01-01-36	12,027,760	9,002,502
BW Logan LLC	6.370	04-01-28	2,423,178	2,465,048
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	10,476,090
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,161,514
Capri Apartments LLC	3.360	04-01-30	6,500,000	5,589,240
Carriage Way LLC	3.520	08-01-31	3,837,525	3,136,148
Castlewood Associates LLC	2.870	04-01-31	5,000,000	3,989,980
Caton House Apartments LLC	2.740	09-01-36	3,823,198	2,836,488
CE Enterprise Partners LLC	4.700	07-01-32	4,094,090	3,726,113
Central Way Plaza LLC	2.910	03-01-32	9,679,772	7,874,910
Chandler Property Development Associates LP	2.550	03-01-33	7,352,948	5,631,197
Chimney Top LLC	2.910	02-01-29	6,800,000	5,781,374
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

CIP Group of Homestead LLC	3.060	06-01-33	6,477,601	$5,102,730
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,567,115	7,034,327
CLAGB LLC	2.680	02-01-36	5,651,411	4,205,910
Colt Street Partners LLC	3.290	01-01-35	9,664,879	7,727,525
Columbia Cochran Commons LLC	5.790	03-01-24	3,072,715	3,068,434
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	11,868,195
Congressional Properties LP	3.210	04-01-47	5,773,124	4,418,836
Continental Plaza LLC	5.490	01-01-33	4,955,426	4,861,610
Copperstone Apartments LP	2.880	04-01-39	5,480,243	4,362,438
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	9,757,638
CR Ballantyne LLC	3.290	06-01-36	6,200,000	4,666,225
Crawford Long - CPI LLC	4.800	06-01-32	31,500,000	29,282,306
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,010,328	9,598,209
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	9,061,866
Cross Keys Development Company	2.550	10-01-33	13,000,000	10,225,176
Crossing Company LP	2.780	10-01-31	6,600,000	5,188,412
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,581,696
Delphi Investors LLC	2.520	01-01-31	9,393,550	7,494,099
DNP Regio LLC	3.110	10-01-36	12,001,814	8,813,352
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	59,474,935
Draper Southpoint Apartments LLC	2.520	04-01-31	5,666,373	4,498,449
DTN Waters House LLC	3.300	08-01-31	5,185,852	4,222,285
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,375,398	1,918,203
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	6,441,616
Edgewater Partnership LP	5.200	04-01-25	2,437,481	1,996,553
Edina Crosstown Medical LLC	3.230	06-01-41	12,562,021	9,941,093
Elizabeth Lake Estates LLC	2.920	05-01-31	4,938,203	4,080,615
Erep Cobbler Crossing II LLC	6.620	12-01-28	3,100,000	3,096,068
Fairfield 35 Pinelawn LLC	3.450	01-01-42	6,965,035	4,977,305
Fairgrounds Apartments LP	2.490	01-01-36	2,714,741	2,192,232
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,135,195	1,643,586
Fountainview Terrace Apartments	2.900	07-01-41	4,128,615	3,205,345
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	7,649,753
Fredwood LLLP	2.740	09-01-36	3,918,778	2,953,117
Gadberry Courts LP	3.330	05-01-32	6,613,799	5,417,363
Gateway MHP, Ltd.	3.950	07-01-29	9,211,319	8,437,366
Gateway Village Plaza LP	3.420	07-01-31	5,781,461	4,804,036
Georgetown Mews Owners Corp.	2.870	01-01-36	6,705,363	5,232,858
Grande Apartments LP	3.380	07-01-41	8,323,390	6,119,864
Greenhouse Apartments LP	3.380	07-01-41	9,567,115	7,034,327
Harbor Breeze LP	2.400	11-01-31	5,000,000	3,928,910
Harbor Center Partners LP	4.720	09-01-32	18,100,000	16,676,109
Harborgate LLC	2.610	01-01-31	9,393,018	7,541,334
Hunters Price LP	3.360	04-01-32	11,500,000	9,311,780
Industry West Commerce Center LLC	2.810	03-01-41	9,449,764	6,733,410
Interpark Holdings LLC	5.860	07-01-33	49,897,504	47,389,955
J J Carson LLC	2.950	11-01-31	12,000,000	9,513,180
JB IV V LLC	4.580	12-01-32	5,000,000	4,555,985
JGK Garden Grove LP	2.790	02-01-32	3,500,000	2,792,626
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	9,566,363	9,154,569
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Kimberly Partners of Albany LP	2.920	12-01-30	4,703,181	$3,802,061
Kingswick Apartments LP	3.310	04-01-42	12,632,449	9,583,671
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	16,990,326
La Costa Vista LLC	2.610	04-01-31	4,725,866	3,773,599
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,330,320	6,137,259
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,333,837
LB PCH Associates LLC	3.870	05-01-32	17,857,662	14,951,524
LN Bear Creek LLC	5.490	01-01-33	4,955,426	4,861,610
Manoa Shopping Center Associates LP	7.060	03-01-30	5,347,146	5,635,785
McCue Ventures LLC	5.570	05-01-58	11,455,054	10,622,054
Meadow and Central LP	3.100	01-01-32	3,861,690	3,177,163
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	9,366,511	7,118,389
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,367,315	3,346,791
Mesa Broadway Property LP	2.550	03-01-33	4,524,892	3,465,352
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,514,502
Mill Pond, Ltd.	2.870	06-01-36	6,848,089	5,200,281
Monticello Apartments LLC	5.760	11-01-38	3,800,000	3,745,120
Montrose Manor Apartments LLC	2.740	09-01-36	5,448,058	4,041,996
Nat City SPE LLC	3.980	02-01-35	1,946,452	1,497,851
National City Plaza	4.110	03-01-35	8,361,895	6,813,949
NCHC 3 LLC	3.390	02-01-32	18,018,403	14,748,748
Newton Executive Park LP	2.570	10-01-33	4,624,197	3,704,449
Niederst Portage Towers LLC	2.670	12-01-31	6,534,946	5,206,358
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,281,552	6,937,923
Northland Monterra LLC	2.890	07-01-31	13,500,000	10,875,371
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,333,837
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	13,305,182
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,328,208	6,243,736
Olympic Mills Commerce Center LLC	4.060	03-01-36	10,376,866	9,300,474
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	6,947,957
Pademelon LLC	3.000	06-01-30	6,000,000	4,945,590
Parc Center Drive Joint Venture	5.480	02-01-32	2,103,796	2,076,236
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	4,796,880
Penndel Apartments LP	3.270	06-01-31	5,534,185	4,527,821
Pepperward Apartments LLC	2.180	01-01-27	3,935,626	3,516,194
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	2,770,940
Plantation Crossing Apartments LLC	3.040	09-01-31	4,885,201	3,958,717
Platt Partners LP	3.442	05-05-37	14,000,000	10,703,924
Platypus LLC	2.950	06-01-30	4,000,000	3,345,668
Plaza Inv. LP	3.910	05-01-26	27,234,212	26,048,924
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,469,779
POP 3 Ravinia LLC	4.460	01-01-42	112,325,268	94,649,084
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	6,462,672
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	7,831,460
PRTC LP	3.130	05-01-32	11,282,369	9,467,329
Quay Works LLC	2.790	12-01-36	11,832,811	8,825,786
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	3,572,734
Regency Apartments Vancouver LLC	2.250	04-01-31	4,710,079	3,818,240
Regent Garden Associates LLC	3.250	03-10-35	116,103,091	92,532,654
Rehco Loan LLC	3.000	11-01-51	4,998,445	3,553,074
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Rep 2035 LLC	3.260	12-01-35	16,746,199	$12,271,330
Rep A 2033 LLC	6.250	10-01-33	18,800,000	18,369,643
Richmar II Apartments LLC	2.930	08-01-36	9,552,858	7,315,245
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	8,289,413
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,718,092	7,438,373
Rollins Park Apartments Section 3 LP	3.210	04-01-47	4,137,405	3,166,832
Rose Gardens Senior LP	3.330	05-01-32	8,290,536	6,731,858
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,173,420	4,950,657
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,461,823	6,580,745
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,534,646
SF Mansfield LLC	2.990	04-01-33	5,000,000	3,814,635
SF Stapleton LLC	2.850	03-01-31	4,680,000	3,681,227
SFI Partnership 12, Ltd.	5.900	12-01-53	17,000,000	16,340,377
Silverado Ranch Centre LLC	7.500	06-01-30	5,261,321	5,510,597
Skotdal Mutual LLC	2.860	06-15-31	6,179,707	5,127,630
SLI III LLC	6.490	01-01-34	4,100,000	4,068,348
Spring Park Apartments	3.440	10-01-31	17,100,000	14,066,956
SRB1 LLC	5.670	09-01-38	20,000,000	18,701,260
St. Indian Ridge LLC	6.590	08-01-29	4,333,522	4,448,343
Stony Island Plaza	3.620	10-01-34	5,569,244	4,499,799
Sunnyside Marketplace LLC	3.420	04-01-30	6,980,221	5,991,703
Switch Building Investors II LP	2.690	06-01-36	4,372,232	3,616,557
Tanecap 1 LP	2.690	09-01-31	4,777,227	3,759,133
The Enclave LLC	2.940	05-01-31	5,000,000	3,967,585
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	5,764,720	4,614,220
The Links at Columbia LP	2.720	05-01-41	17,004,480	12,986,322
The Links at Rainbow Curve LP	2.630	07-01-32	7,171,269	6,321,086
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	17,041,373	12,967,514
THF Greengate Development LP	6.320	10-01-25	25,503,928	25,672,177
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	10,393,942	10,805,781
Topaz House, Ltd.	3.300	04-01-47	17,327,546	13,279,415
Town Center Associates	2.790	03-01-29	4,313,385	3,788,054
Trail Horse Partners LLC	2.690	04-01-31	6,148,076	4,889,337
UGP+ 8208 Broadwaystadiumeast LLC	6.530	11-01-30	26,000,000	25,560,496
Valley Square I LP	5.490	02-01-26	15,243,341	14,527,651
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	12,878,295
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,412,392
Voyager RV Resort MHC	4.100	06-01-29	38,694,378	35,303,357
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,597,173	6,901,191
Warwick Devco LP	2.880	07-01-33	6,760,143	5,488,560
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,822,669	6,301,426
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	4,996,915
WG Opelousas LA LLC	7.290	05-01-28	1,110,300	1,164,532
White Oak Subsidiary LLC	4.900	07-01-24	7,355,056	7,297,826
White Oak Subsidiary LLC	8.110	07-01-24	11,921,612	12,106,432
Willow Creek Court LLC	4.530	07-01-52	7,162,815	5,786,229
Windsor Place Apartments	3.530	02-01-32	9,200,000	7,638,024
Woodlane Place Townhomes LLC	2.900	05-05-35	9,267,811	7,084,130
Woods I LLC	3.100	07-01-30	6,995,549	5,922,935
Woods Mill Park Apartments LLC	2.610	02-01-41	4,580,852	3,461,095
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

WPC Triad LLC	2.960	04-01-31	4,943,355	$3,948,702

U.S. Government and Agency obligations 4.2%				$76,154,406
(Cost $77,540,434)
U.S. Government 4.2%				76,154,406
U.S. Treasury Note	3.875	08-15-33	80,600,000	76,154,406

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 6.2%				$114,295,552
(Cost $114,285,238)
U.S. Government 3.9%				72,532,092
U.S. Treasury Bill	5.265	10-17-23	3,800,000	3,791,652
U.S. Treasury Bill	5.272	11-09-23	17,000,000	16,904,984
U.S. Treasury Bill	5.280	10-12-23	18,800,000	18,772,440
U.S. Treasury Bill	5.288	10-24-23	26,000,000	25,916,166
U.S. Treasury Bill	5.302	11-21-23	7,200,000	7,146,850

	Yield (%)	Shares	Value
Short-term funds 2.3%			41,763,460
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2787(B)	41,763,460	41,763,460

Total investments (Cost $2,226,520,675) 103.7%	$1,900,442,462
Other assets and liabilities, net (3.7%)	(67,677,058)
Total net assets 100.0%	$1,832,765,404

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 9-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-23 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-23 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023 by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,709,992,504	—	—	$1,709,992,504
U.S. Government and Agency obligations	76,154,406	—	$76,154,406	—
Short-term investments	114,295,552	$41,763,460	72,532,092	—
Total investments in securities	$1,900,442,462	$41,763,460	$148,686,498	$1,709,992,504
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-22	$1,630,201,297
Purchases	174,300,000
Sales	(39,047,994)
Realized gain (loss)	(476,914)
Net amortization of (premium) discount	(1,433,620)
Change in unrealized appreciation (depreciation)	(53,550,265)
Balance as of 9-30-23	$1,709,992,504
Change in unrealized appreciation (depreciation) at period end*	$(53,705,441)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-23	Valuation Technique	Significant Unobservable Inputs	Input/Range*	Input Weighted Average*
Commercial mortgage loans	$1,709,992,504	Discounted cash flow	Discount rate	5.35% - 14.87%	6.28%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-23 (unaudited)

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.